[LOGO] Eastern Point /(R)/
Advisors


                      Eastern Point Advisors Twenty Fund

                                 ANNUAL REPORT

                              September 30, 2003

A Message to Shareholders
--------------------------------------------------------------------------------

Dear Shareholder:

It certainly seems as though the bear market may have ended from where we sit. With each of the three major averages up again in the third quarter, year-to-date, the Dow Jones Industrial Average is up more than 12%, the Standard & Poors 500-Stock Index has grown almost 16% and the Nasdaq Composite Index has jumped by 36%. Whether this bull market will last remains to be seen, but one thing seems certain: investors' appetite for risk has returned. Of course, markets don't usually go straight up and the daily ebbs and flows of our market make for interesting observation at least and opportunity for some at most.

To this end, we continue to follow our disciplined and rigid methodology of seeking out companies with earnings (almost exclusively) that appear to be out of favor, trying to ascertain a "range of value" for these companies and then considering the purchase of them for your mutual fund and then selling them if, and when, they become "fully valued". This methodology, thus far, has proven to be to our benefit, taking us to places (and companies) that today seem obvious but in hindsight were seen as being out-of-favor and contrary to the majority of Wall Street's thinking. For example, shares of McDonald's are up over 80% since purchase, shares of Sears are up over 50% since purchase and shares of United Technologies are up over 40% since purchase.

Our strategic emphasis continues to focus on mid and large cap companies that reflect the above profile and that we believe demonstrate financial stability, strong earnings and growth potential, dominant market position and effective leadership.

We sincerely appreciate your continued support and will maintain our efforts to support your investment endeavors.

Sincerely,

Frederick Sears
Portfolio Manager
Eastern Point Advisors Twenty Fund


Eastern Point Advisors Twenty Fund
-----------------------------------------------------
COMPARATIVE PERFORMANCE            September 30, 2003
-----------------------------------------------------


                                    [CHART]

                    Eastern Point Advisors
                      Twenty Fund Class A              S&P 500 Index
                      -------------------              -------------
10/19/99                  $ 9,425                         $10,000
 3/31/00                   15,391                          11,991
 9/30/00                   14,430                          11,480
 3/31/01                    9,861                           9,327
 9/30/01                    8,574                           8,424
 3/31/02                   11,722                           9,350
 9/30/02                    8,701                           6,698
 3/31/03                    8,427                           6,725
 9/30/03                   10,230                           7,896


                                    [CHART]

                Eastern Point Advisors
                  Twenty Fund Class C           S&P 500 Index
                  -------------------           -------------
10/29/99              $10,000                     $10,000
 3/31/00               15,430                      11,072
 9/30/00               14,440                      10,635
 3/31/01                9,771                       8,640
 9/30/01                8,466                       7,804
 3/31/02               11,575                       8,662
 9/30/02                8,559                       6,205
 3/31/03                8,259                       6,223
 9/30/03                9,979                       7,308


Note 1: The graph compares the increase in the value of a $10,000 investment in the Eastern Point Advisors Twenty Fund with the performance of the Standard & Poor's 500 Index. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses

Note 2: Class A Shares reflect the impact of sales charges on purchases. The maximum sales charge for the period indicated was 5.75%.

                      Total returns for the period ending September 30, 2003
                      Total return -- one year     Total return since inception
                      -                            -
                       Class A        9.71%*       Class A          0.58%*
                       Class A       17.58%        Class A          2.05%
                       Class C       15.42%**      Class C         -0.31%**
                       Class C       16.58%        Class C         -0.05%

-------------
* includes sales load and redemption fee
**includes redemption fee

The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions.


Eastern Point Advisors Twenty Fund
-----------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS  September 30, 2003
-----------------------------------------------------

Number of                                 Market
 Shares   Security Description            Value
--------- --------------------          ----------
          COMMON STOCK -- 100.08%
          AEROSPACE/DEFENSE -- 9.35%
    4,400 General Dynamics............. $  343,464
    3,400 United Technologies..........    262,752
                                        ----------
                                           606,216
                                        ----------
          BUILDING-RESIDENTIAL -- 1.04%
    1,254 MDC Holdings, Inc............     67,716
                                        ----------
          CONSUMER PRODUCTS -- 5.83%
    4,000 Johnson Controls Inc.........    378,400
                                        ----------
          FINANCIAL -- 15.10%
       80 Berkshire Hathaway B*........    199,680
    6,500 CoAmerica....................    302,900
    3,100 First Tennessee National.....    131,626
    8,000 H & R Block, Inc.............    345,200
                                        ----------
                                           979,406
                                        ----------
          INSURANCE -- 8.95%
    9,000 Ace Ltd......................    297,720
   10,000 Arthur J. Gallagher..........    282,800
                                        ----------
                                           580,520
                                        ----------
          MACHINERY -- 6.37%
   11,000 Graco Inc....................    413,050
                                        ----------
          MANUFACTURING -- 8.75%
    7,500 Lancaster Colony Corp........    298,275
    6,200 Teleflex, Inc................    269,266
                                        ----------
                                           567,541
                                        ----------
          MEDICAL -- 18.02%
   19,400 King Pharmaceuticals*........    293,910
    5,700 Merck........................    288,534
    3,800 Wellpoint Health Network*....    292,904
    8,000 Lincare Holdings*............    293,200
                                        ----------
                                         1,168,548
                                        ----------
          MULTIMEDIA -- 3.23%
    2,700 Gannett Co...................    209,412
                                        ----------
          RESTAURANT -- 6.02%
   16,600 McDonalds....................    390,764
                                        ----------

                      See Notes to Financial Statements.


Eastern Point Advisors Twenty Fund
----------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (continued) September 30, 2003
----------------------------------------------------------------

Number of                                Market
 Shares   Security Description           Value
--------- --------------------         ----------
          RETAIL -- 17.42%
    6,550 Bemis Company Inc........... $  290,165
   10,000 Honda Motor ADR.............    201,600
   10,000 Kroger Co.*.................    178,700
   10,500 Sears Roebuck & Co..........    459,165
                                       ----------
                                        1,129,630
                                       ----------
          TOTAL INVESTMENTS -- 100.08%
           (Cost: $5,770,105)**....... $6,491,203
                                       ----------
          OTHER ASSETS, NET -- (0.08%)     (5,451)
                                       ----------
          NET ASSETS -- 100.00%....... $6,485,752
                                       ==========

-------------
* Non-income producing
**Cost for Federal income tax purpose is $5,770,105 and net unrealized appreciation consists of:

                    Gross unrealized appreciation $ 826,063
                    Gross unrealized depreciation  (104,965)
                                                  ---------
                    Net unrealized appreciation.. $ 721,098
                                                  =========

Investment Abbreviations:

  ADR--American Depositary Receipt

                      See Notes to Financial Statements.


Eastern Point Advisors Twenty Fund
------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES September 30, 2003
------------------------------------------------------


ASSETS
  Investments at value (identified cost of $5,770,105) (Notes 2 & 6).         $ 6,491,203
  Cash...............................................................              51,524
  Receivables:
    Dividends........................................................ $13,122
    Capital stock sold...............................................   2,400
                                                                      -------
                                                                                   15,522
  Prepaid assets.....................................................              32,204
                                                                              -----------
  Total Assets.......................................................           6,590,453
                                                                              -----------
LIABILITIES
  Accrued advisor fees...............................................              76,706
  Accrued 12b-1 fees.................................................               5,485
  Accrued expenses...................................................              22,510
                                                                              -----------
  Total Liabilities..................................................             104,701
                                                                              -----------
  NET ASSETS.........................................................         $ 6,485,752
                                                                              -----------
Class A Shares
NET ASSETS...........................................................         $ 5,876,789
                                                                              ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($5,876,789 / 559,539 shares outstanding)...........................         $     10.50
                                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE
 ($10.50 X 100/94.25 )...............................................         $     11.14
                                                                              ===========
Class C Shares
NET ASSETS...........................................................         $   608,963
                                                                              ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($608,963/ 63,268 shares outstanding)...............................         $      9.63
                                                                              ===========
  At September 30, 2003 components of net assets are:
    Paid in capital (Note 1).........................................         $ 8,887,463
    Accumulated net realized loss on investments.....................          (3,122,809)
    Net unrealized appreciation of investments.......................             721,098
                                                                              -----------
  Net Assets.........................................................         $ 6,485,752
                                                                              ===========

                      See Notes to Financial Statements.


Eastern Point Advisors Twenty Fund
-----------------------------------------------------
                                   For the year ended
STATEMENT OF OPERATIONS            September 30, 2003
-----------------------------------------------------


 INVESTMENT INCOME
   Dividend income........................................ $ 78,581
   Interest income........................................      159
                                                           --------
   Total income...........................................          $   78,740
                                                                    ----------
 EXPENSES
   Investment advisory fees (Note 3)......................   99,447
   12b-1 fees--Class A (Note 5)...........................   15,055
   12b-1 fees--Class C (Note 5)...........................    6,074
   Recordkeeping and administrative services (Note 4).....   21,164
   Professional fees......................................   11,186
   Transfer agent fees....................................  115,246
   Accounting fees........................................   23,837
   Custodian fees.........................................   13,397
   Shareholder reports....................................   12,585
   Registration...........................................   30,503
   Miscellaneous..........................................    5,609
                                                           --------
   Total expenses.........................................             354,103
   Management fee waiver and reimbursed expenses (Note 3).             (17,786)
                                                                    ----------
   Net expenses...........................................             336,317
                                                                    ----------
   Net investment loss....................................            (257,577)
                                                                    ----------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments.......................             366,776
   Net increase in unrealized appreciation on investments.             898,245
                                                                    ----------
   Net loss on investments................................           1,265,021
                                                                    ----------
   Net decrease in net assets resulting from operations...          $1,007,444
                                                                    ==========

                      See Notes to Financial Statements.

Eastern Point Advisors Twenty Fund
---------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------


                                                         Year ended         Year ended
                                                     September 30, 2003 September 30, 2002
                                                     ------------------ ------------------
OPERATIONS
  Net investment loss...............................    $  (257,577)        $ (375,889)
  Net realized gain (loss) on investments...........        366,776           (546,559)
  Change in net unrealized appreciation of
   investments......................................        898,245            933,578
                                                        -----------         ----------
  Net increase in net assets resulting from
   operations.......................................      1,007,444             11,130

CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets resulting
   from capital share transactions*--A Class........     (1,493,923)           197,064
  Net decrease in net assets resulting from capital
   share transactions*--C Class.....................       (123,291)          (239,194)
                                                        -----------         ----------
  Net decrease in net assets........................       (609,770)           (31,000)
  Net assets at beginning of period.................      7,095,522          7,126,522
                                                        -----------         ----------
NET ASSETS at the end of period.....................    $ 6,485,752         $7,095,522
                                                        ===========         ==========

* A summary of capital share transactions follows:

                                   Year ended             Year ended
                               September 30, 2003     September 30, 2002
     A Class Shares          ---------------------  ---------------------
                              Shares      Value      Shares      Value
                             --------  -----------  --------  -----------
     Shares sold............   35,845  $   337,986   321,660  $ 3,515,731
     Shares redeemed........ (199,063)  (1,831,909) (313,330)  (3,318,667)
                             --------  -----------  --------  -----------
     Net increase (decrease) (163,218) $(1,493,923)    8,330  $   197,064
                             ========  ===========  ========  ===========

                                   Year ended             Year ended
                               September 30, 2003     September 30, 2002
     C Class Shares          ---------------------  ---------------------
                              Shares      Value      Shares      Value
                             --------  -----------  --------  -----------
     Shares sold............    2,870  $    24,380     8,776  $    92,549
     Shares redeemed........  (17,241)    (147,671)  (33,639)    (331,743)
                             --------  -----------  --------  -----------
     Net decrease...........  (14,371) $  (123,291)  (24,863) $  (239,194)
                             ========  ===========  ========  ===========

                      See Notes to Financial Statements.

Eastern Point Advisors Twenty Fund
-----------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------

For a share outstanding throughout each period

                                                            Year ended September 30,
                                                            ----------------------
                                                                  2003
                                                            ----------------------
                                                            Class A      Class C
                                                            -------      -------
  Per Share Operating Performance
  Net asset value, beginning of period..................... $ 8.93       $ 8.26
                                                            ------       ------
  Income from investment operations-
    Net investment loss....................................  (0.41)       (0.48)
    Net realized and unrealized gain (loss) on investments.   1.98         1.85
                                                            ------       ------
  Total from investment operations.........................   1.57         1.37
                                                            ------       ------
  Less distributions from capital gains....................     --           --
                                                            ------       ------
  Net asset value, end of period........................... $10.50       $ 9.63
                                                            ======       ======
  Total Return.............................................  17.58%       16.58%
                                                            ======       ======
  Ratios/Supplemental Data
  Net assets, end of period (000's)........................ $5,877       $  609
  Ratio to average net assets:
    Net investment loss....................................  (3.81%)      (4.67%)
    Operating expenses.....................................   5.00%        5.75%
    Operating expenses excluding waiver....................   5.27%        6.02%
    Net investment loss excluding waiver...................  (4.08%)      (4.83%)
  Portfolio turnover rate..................................    311%         311%

--------------------------------------------------------------------------------
* The Eastern Point Advisors Twenty Fund SEC effective, October 18, 1999.
   Class A commenced operations on October 19, 1999;
   Class C commenced operations on October 29, 1999.
**Annualized / /
/(A)/Total return from Inception.
/(B)/Per share data based on average shares outstanding.

                      See Notes to Financial Statements.

Eastern Point Advisors Twenty Fund
-----------------------------------------
FINANCIAL HIGHLIGHTS (continued)
-----------------------------------------


              Year ended September 30,
-----------------------------------------------             Period Ended
          2002                       2001                September 30, 2000*
-------------------       ---------------------       -------------------
  Class A      Class C       Class A       Class C      Class A      Class C
-------      -------      -------       -------       -------      -------
$ 8.80       $ 8.17       $ 15.41       $ 14.44       $10.00       $10.00
------       ------       -------       -------       ------       ------
 (0.45)/[B]/  (0.53)/[B]/   (0.46)/[B]/   (0.53)/[B]/  (0.65)/[B]/  (0.74)/[B]/
  0.58/[B]/    0.62/[B]/    (5.79)/[B]/   (5.38)/[B]/   6.06/[B]/    5.18/[B]/
------       ------       -------       -------       ------       ------
  0.13         0.09         (6.25)        (5.91)        5.41         4.44
------       ------       -------       -------       ------       ------
    --           --         (0.36)        (0.36)          --           --
------       ------       -------       -------       ------       ------
$ 8.93       $ 8.26       $  8.80       $  8.17       $15.41       $14.44
======       ======       =======       =======       ======       ======
  1.48%        1.10%       (40.96%)      (41.37%)      54.10%/[A]/  44.40%/[A]/
======       ======       =======       =======       ======       ======
$6,454          642       $ 6,289       $   837       $9,587       $1,352
 (4.42%)      (5.17%)       (4.11%)       (4.86%)      (4.64%)**    (4.98%)**
  5.00%        5.75%         5.00%         5.75%        5.00%**      5.34%**
  5.88%        6.63%         5.15%         5.90%        7.07%**      7.82%**
 (5.30%)      (6.05%)       (4.26%)       (5.01%)      (6.71%)**    (7.46%)**
   469%         469%          674%          674%         606%         606%

--------------------------------------------------------------------------------

                      See Notes to Financial Statements.


Eastern Point Advisors Twenty Fund
-----------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS  September 30, 2003
-----------------------------------------------------

Note 1 -- Organization

  Eastern Point Advisors Funds Trust, formerly, Investors Capital Funds Trust, (the "Trust") was organized as a Delaware business trust on July 14, 1999 and is registered under the Investment company Act of 1940, as amended, (the "1940 Act"), as a non-diversified open-end management investment company. The Trust currently consists of one non-diversified series, the Eastern Point Advisors Twenty Fund (the "Fund").
  The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets.

Note 2 -- Significant Accounting Policies

  The Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Fund normally concentrates its investments in a group of 20-30 common stocks. Due to the inherent risk in any investment program, the Fund cannot ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A. Security Valuation.

     The equity securities of the Fund listed or traded on a stock exchange are valued at the last sale prices on its principal exchange. If no sale price is reported, the last bid price is used. Securities traded over-the-counter are priced at the last available bid price. The Fund may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation of market price is not representative of the true market value.

  B. Security Transactions and Related Income.

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

  C. Use of Estimates.

     In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the


Eastern Point Advisors Twenty Fund
----------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (continued) September 30, 2003
----------------------------------------------------------------

     reported amounts of assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

  D. Net Asset Value per Share.

     The Fund determines its net asset value per share (NAV) each business day at the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The redemption price per share is the same as the net asset value per share for both Class A and Class C. Class A shares are purchased at the offering price per share which includes a 5.75% front-end sales charge.

  E. Federal Income Taxes.

     The Fund will distribute substantially all net investment income and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax to the Fund. Therefore, no Federal income or excise tax provision is required.

  F. Distributions to Shareholders

     Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference between book and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cumulative timing difference under ordinary income and capital loss carryover is due to post October losses.

Note 3 -- Investment Advisor

  Eastern Point Advisors, Inc. serves as the Fund's Investment Advisor. Pursuant to the terms of the Investment Advisory Agreement, Eastern Point Advisors shall have full discretion to manage the assets of the Fund in accordance with its investment objective. As compensation for its services Eastern Point Advisors receives, on a monthly basis, an investment advisory fee calculated at the annual rate of 1.50% of the Fund's average daily net assets.
  Eastern Point Advisors has also voluntarily agreed to waive its advisory fees or reimburse other Fund expenses so that the Fund's annual operating expenses will not exceed 5.00% for Class A shares and 5.75% for Class C shares, of the average daily net assets of the respective class. The waiver may be terminated by Eastern Point Advisors at any time. For the year ended September 30, 2003, the advisor waived fees of $17,786.


Eastern Point Advisors Twenty Fund
----------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (continued) September 30, 2003
----------------------------------------------------------------


Note 4 -- Administrator

  Commonwealth Shareholders Services, Inc. ("CSS") (the "Administrator") serves as the Fund's administrator pursuant to a service agreement. Under the agreement, the Administrator provides the fund with office space and personnel to assist the Fund in managing its daily business affairs. Prior to December, 2002, administrative services were provided to the Fund by PFPC Inc.

Note 5 -- Distribution Plan and Other Transactions with Affiliates

  Investors Capital Corporation ("ICC") (the "Distributor"), serves as the Fund's principal distributor pursuant to a Distribution Agreement. The Distributor is an affiliate of Eastern Point Advisors.
  Class A - The Class A shares of the Fund have adopted a Rule 12b-1 Distribution Plan (the "Class A Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Class A Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.25% per annum of the average daily net assets of the Class A shares of the Fund. The fees payable under the Class A Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class A shares, payments made for the preparation, printing and distributing advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.
  Class C - The Class C shares of the Fund have also adopted a Rule 12b-1 Distribution Plan (the "Class C Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Class C Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.75% per annum of the average daily net assets of the Class C shares of the Fund. The fees payable under the Class C Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class C shares, payments made for the preparation, printing and distributing advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.
  The Class C Plan also provides that the Fund will compensate the Distributor with a servicing fee at the rate of .25% per annum of the average daily net assets of the Class C shares of the Fund. The servicing fee shall be used to pay, among other things: assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder


Eastern Point Advisors Twenty Fund
----------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (continued) September 30, 2003
----------------------------------------------------------------

  accounts, facilitating certain shareholder communications from the Trust to customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund's Class C shareholders.
  An officer of the Trust is also an officer of the Distributor and has more than 25% ownership interest in both Eastern Point and the Distributor.

  Broker Commissions

  The Fund intends to place substantially all of its securities transactions through their affiliated Distributor in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. Eastern Point Advisors may also use non-affiliated brokers to execute portfolio transactions on behalf of the Fund. The Distributor provides brokerage services to the Fund. For the year ended September 30, 2003, the Fund incurred $70,414 in brokerage commissions with ICC.
  During the year ended September 30, 2003, ICC received underwriting fees of $866 and also retained dealer's commission of $3,750 in connection with the Fund's capital shares. Certain officers and Trustees of the Fund are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, CSS, PFPC Inc., or any affiliate thereof, received any compensation from the Trust for serving as an officer or Trustee of the Trust.

Note 6 -- Security Transactions

  The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended September 30, 2003, aggregated $19,659,852 and $20,049,537, respectively.

Note 7 -- Distributions to Shareholders and Tax Components of Capital

  As of September 30, 2003, the Fund had a capital loss carryforward of $3,122,809 which will expire September 30, 2010.
  There were no distributions paid by the Fund for the years ended 2003 and 2002.
  Under current tax law, foreign currency, and capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following year. For the year ended September 30, 2003, the Fund deferred post-October losses and utilized prior year post-October losses as follows:

                Deferred................................ $    --
                Utilized................................ $32,154

  In accordance with accounting pronouncements, the Trust has recorded a reclassification in the capital account. The reclassification has no impact on the net asset value of the Fund and is generally designed to present undistributed income and realized gains on a tax basis, which is considered to be more informative to the


Eastern Point Advisors Twenty Fund
----------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (continued) September 30, 2003
----------------------------------------------------------------

  shareholder. As of September 30, 2003, the Fund recorded the following reclassification to increase (decrease) the accounts listed below:

              Undistributed net investment income..... $ 257,577
              Paid-in-capital.........................  (257,577)

  As of September 30, 2003 the components of distributable earnings on a tax basis were as follows:

             Undistributed Ordinary income........... $        --
             Capital Loss Carryforwards..............  (3,122,808)
             Unrealized Appreciation.................     721,098
                                                      -----------
                                                       (2,401,711)
                                                      ===========

Note 8 -- Subsequent Event

  Effective November 7, 2003, substantially all of the assets and stated liabilities of the Avalon Capital Appreciation Fund ("Avalon") were transferred to the Fund as part of an Agreement and Plan of Reorganization between Avalon and the Fund. Avalon shareholders received Class C shares of the Fund in exchange for their Avalon shares. No gain or loss for federal income tax purposes was recognized on the exchange.


REPORT OF INDEPENDENT
CERTIFIED PUBLIC ACCOUNTANTS September 30, 2003
-----------------------------------------------

Tothe Shareholders and Board of Trustees of
EasternPoint Advisors Funds Trust
Lynnfield,Massachusetts

We have audited the accompanying statement of assets and liabilities of Eastern Point Advisors Funds Trust (comprising, the Eastern Point Advisors Twenty
Fund), including the schedule of investments, as of September 30, 2003, and the related statement of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the financial highlights for the respective periods from commencement of operations to September 30, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eastern Point Advisors Funds Trust as of September 30, 2003, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the respective periods from commencement of operations to September 30, 2003 in conformity with accounting principles generally accepted in the United States of America.

/s/ Briggs, Bunting & Dougherty, LLP
BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
October 22, 2003
(except for Note 8, as to which the date is November 7, 2003)

Eastern Point Advisors Twenty Fund
------------------------------------
FUND MANAGEMENT (Unaudited)
------------------------------------


  Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (877) ICFUNDS (877-423-8637).

                              Position(s)     Number of
                              Held with       Funds in                                   Other
                              Trust and       Trust     Principal Occupation(s)          Directorships
Name (Age) and Address        Tenure          Overseen  During the Past 5 Years          by Trustees
----------------------------- --------------- --------- -------------------------------- -------------
Interested Trustees:
*Theodore E. Charles (1) (59) Chairman of        1      Chairman, Chief Executive            None
230 Broadway East, Suite 203  the Board,                Officer and President,
Lynnfield, MA 01940           President and             Investors Capital Holdings
                              Trustee since             (1995 to present); Chief
                              October, 1999             Executive Officer, Investors
                                                        Capital Corporation and
                                                        Eastern Point Advisors, Inc.
                                                        (1991 to present).
Timothy B. Murphy (2) (38)    Treasurer and      1      President, Investors Capital         None
230 Broadway East, Suite 203  Trustee since             Corporation (1994 to
Lynnfield, MA 01940           October, 1999             present); President, Eastern
                                                        Point Advisors, Inc. (1995 to
                                                        present); Vice President,
                                                        Treasurer and Director,
                                                        Investors Capital Holdings
                                                        (1995 to present).
Non-interested Trustees:
Robert T. Martin, (35)        Trustee since      1      Director of Operations,              None
230 Broadway East, Suite 203  October, 1999             Ipswich Brewing Co., (1995 to
Lynnfield, MA 01940                                     present); Manager, Products
                                                        for Research, Inc., a scientific
                                                        equipment firm (1994-1995).
John S. Rando, Jr., (39)      Trustee since      1      Owner/Manager, Wal-Lex               None
230 Broadway East, Suite 203  October, 1999             Shopping Center (1986-
Lynnfield, MA 01940                                     present).
Arthur E. Stickney, (68)      Trustee since      1      Stickney & Associates, Inc., an      None
230 Broadway East, Suite 203  October, 1999             advertising firm (1985-
Lynnfield, MA 01940                                     present); President and
                                                        Treasurer, Kenmore
                                                        Industries, an entryways
                                                        distributor (1985-present).
Officers:
Steven C. Preskenis, (33)     Secretary since    N/A    General Counsel of Investors         N/A
230 Broadway East, Suite 203  June, 2003                Capital Holdings, Investors
Lynnfield, MA 01940                                     Capital Corporation and
                                                        Eastern Point Advisors (May,
                                                        2003-present); Associate
                                                        Counsel to the above entities
                                                        (August 2000-May 2003);
                                                        Arbitration Attorney with John
                                                        Hancock (1998-July 2000).

Eastern Point Advisors Twenty Fund
-----------------------------------------
FUND MANAGEMENT (Unaudited) (continued)
-----------------------------------------

(1)Mr. Charles is considered to be an "interested person" of the Trust because:
   (a) he is an officer of the Trust; and (b) he owns or controls various service providers.
(2)Mr. Charles is considered to be an "interested person" of the Trust because:
   (a) he is an officer of the Trust; and (b) he is an officer of the Advisor to the Fund.
Each trustee holds office for an indefinite term and until the earlier of: the Trust's next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.

[LOGO] Eastern Point /(R)/
Advisors


        Board of Trustees and Officers

Theodore E. Charles,       Robert T. Martin,
President, Trustee         Trustee

Timothy B. Murphy,         John S. Rando,
Treasurer, Trustee         Trustee

Steven C. Preskenis, Esq., Arthur E. Stickney,
Secretary                  Trustee
Legal Counsel
----------------------------------------------

                         Distributor
                Investors Capital Corporation
                 230 Broadway East, Suite 203
                     Lynnfield, MA 01940

          Custodian                       Auditor
Brown Brothers Harriman & Co. Briggs, Bunting & Dougherty, LLP
       40 Water Street        Two Penn Center Plaza, Suite 820
      Boston, MA 02109          Philadelphia, PA 19102-1732

                        Transfer Agent
                      Fund Services Inc.
                    Post Office Box 26305
                   Richmond, Virginia 23260

-----------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Eastern Point Advisors Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
-----------------------------------------------------------------------------